Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Disclosure of major components of tax expense (income)
Tax on profit

			$ million
	2021	2020	2019
Current tax
Charge for the year	4,808	2,095	5,316
Adjustment in respect of prior years	138	50	(68)
	4,946	2,145	5,248
Deferred tax
Origination and reversal of temporary differences in the current year	3,366	(7,826)	(1,190)
Adjustment in respect of prior years[a]	(1,572)	1,522	(94)
	1,794	(6,304)	(1,284)
Tax charge (credit) on profit or loss	6,740	(4,159)	3,964
[a] The adjustments in respect of prior years reflect the reassessment of the deferred tax balances for prior periods in light of changes in facts and circumstances during the year; 2021 and 2020 include the impact of the reassessment of deferred tax asset recognition in light of revisions to price assumptions.

Disclosure of reconciliation of items affected by overall tax credit

			$ million
	2021	2020	2019
Profit (loss) before taxation	15,227	(24,888)	8,154
Tax charge (credit) on profit or loss	6,740	(4,159)	3,964
Effective tax rate	44%	17%	49%

			%
Tax rate computed at the weighted average statutory rate[a]	54	31	52
Increase (decrease) resulting from
Tax reported in equity-accounted entitiesb c	(3)	—	(4)
Adjustments in respect of prior years	(9)	(6)	(2)
Deferred tax not recognized	8	(3)	(2)
Tax incentives for investment	(1)	1	(3)
Disposal impacts[d]	(4)	—	1
Items not deductible for tax purposes	1	(3)	4
Other[c]	(2)	(3)	3
Effective tax rate	44	17	49
[a] Calculated based on the statutory corporate income tax rate applicable in the countries in which the group operates, weighted by the profits and losses before tax in the respective countries.
[b]    Includes withholding tax in respect of distributions from equity-accounted entities.
[c] A minor amendment has been made to 2019 to align with current period presentation. The impact in 2020 is not material.
[d] 2021 primarily relates to the divestment of a 20% stake in Oman Block 61.

Disclosure of deferred tax in the income statement and the balance sheet by category of temporary difference

		$ million
Analysis of movements during the year in the net deferred tax (asset) liability	2021	2020
At 1 January	(913)	5,190
Exchange adjustments	9	55
Charge (credit) for the year in the income statement	1,794	(6,304)
Charge for the year in other comprehensive income	1,302	48
Charge for the year in equity	170	154
Acquisitions and disposals	8	(56)
At 31 December	2,370	(913)
The following table provides an analysis of deferred tax in the income statement and the balance sheet by category of temporary difference:

					$ million
		Income statement			Balance sheet
	2021	2020	2019	2021	2020
Deferred tax liability
Depreciation	899	(7,295)	(1,436)	16,276	15,361
Pension plan surpluses	105	69	(31)	3,898	2,691
Derivative financial instruments	(33)	33	29	24	63
Other taxable temporary differences[a]	180	(32)	159	1,782	1,562
	1,151	(7,225)	(1,279)	21,980	19,677
Deferred tax asset
Depreciation	(846)	(849)	—	(1,678)	(849)
Lease liabilities	(43)	286	264	(1,128)	(1,122)
Pension plan and other post-retirement benefit plan deficits	119	2	62	(1,221)	(1,548)
Decommissioning, environmental and other provisions	(744)	438	(472)	(7,891)	(7,155)
Derivative financial instruments	(9)	—	63	(75)	(25)
Tax credits	1,282	310	(336)	(2,359)	(3,652)
Loss carry forward	1,064	543	12	(4,202)	(5,319)
Other deductible temporary differences	(180)	191	402	(1,056)	(920)
	643	921	(5)	(19,610)	(20,590)
Net deferred tax charge (credit) and net deferred tax (asset) liability[b]	1,794	(6,304)	(1,284)	2,370	(913)
Of which – deferred tax liabilities				8,780	6,831
– deferred tax assets				6,410	7,744
[a]    This category includes deferred tax in respect of temporary differences on unremitted earnings of equity-accounted entities.
[b]    Included within the net deferred tax (asset) liability is a deferred tax asset balance of $3,959 million (2020 $5,471 million) related to the Gulf of Mexico oil spill.
A summary of temporary differences, unused tax credits and unused tax losses for which deferred tax has not been recognized is shown in the table below.

		$ billion
At 31 December	2021	2020
Unused US state tax losses[a]	2.5	2.4
Unused tax losses – other jurisdictions[b]	6.0	6.0
Unused tax credits	28.2	26.9
of which – arising in the UKc	24.6	23.0
– arising in the USd	3.6	3.9
Deductible temporary differences[e]	49.0	46.1
Taxable temporary differences associated with investments in subsidiaries and equity-accounted entities	0.7	0.8
[a] For 2021 these losses expire in the period 2022-2041 with applicable tax rates ranging from 3% to 10%.
[b] The majority of the unused tax losses have no fixed expiry date.
[c] The UK unused tax credits arise predominantly in overseas branches of UK entities based in jurisdictions with higher statutory corporate income tax rates than the UK. No deferred tax asset has been recognized on these tax credits as they are unlikely to have value in the future; UK taxes on these overseas branches are largely mitigated by double tax relief in respect of overseas tax. These tax credits have no fixed expiry date.
[d] For 2021 the US unused tax credits expire in the period 2022-2031.
[e] The majority comprises fixed asset temporary differences in the UK. Substantially all of the temporary differences have no expiry date.

Disclosure of unrecognized deferred tax or write-down of deferred tax assets

			$ million
Impact of previously unrecognized deferred tax or write-down of deferred tax assets on tax charge	2021	2020	2019
Current tax benefit relating to the utilization of previously unrecognized deferred tax assets	331	46	272
Deferred tax benefit arising from the reversal of a previous write-down of deferred tax assets	773	11	96
Deferred tax benefit relating to the recognition of previously unrecognized deferred tax assets	820	—	364
Deferred tax expense arising from the write-down of a previously recognized deferred tax asset	29	1,622	73